Shareholder Report, Holdings (Details) - C000240297	Jul. 31, 2024
18482P103 | Clearfield, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
040413106 | Arista Networks, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
007903107 | Advanced Micro Devices, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
550241103 | Lumen Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
15135B101 | Centene Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.10%
631103108 | Nasdaq, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.10%
46817M107 | Jackson Financial, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	1.00%
292218104 | Employers Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.00%
410495204 | Hanmi Financial Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
534187109 | Lincoln National Corporation
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Energy
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	6.20%
Communications
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Materials
Holdings [Line Items]
Percent of Net Asset Value	8.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Financials
Holdings [Line Items]
Percent of Net Asset Value	12.00%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	12.90%
Technology
Holdings [Line Items]
Percent of Net Asset Value	16.90%
InvestmentType_Common Stocks
Holdings [Line Items]
Percent of Total Investments	100.00%